INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 1
Provision at statutory rate	34.00%	34.00%
State taxes, net of federal benefit	5.80%	5.80%
Nondeductible and other items	(18.80%)	(8.90%)
Change in valuation allowance	(21.00%)	(30.90%)
Total	0.00%	0.00%